S-K 1603(a) SPAC Sponsor	Oct. 01, 2025 shares
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our sponsor is a British Virgin Islands business company, which was formed to invest in us. The sole member and sole director of the sponsor is Xunlei Lu, our Chief Executive Officer and a director. Mr. Lu controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. As of the date hereof, other than Mr. Lu, no other person has a direct or indirect material interest in our sponsor. Mr. Lu owns membership interests in our sponsor, which represent 100% of the economic interests in our sponsor.

Prior to this offering, our insiders collectively own 1,437,500 ordinary shares, or 100% of our issued and outstanding shares (up to 187,500 ordinary shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised).

SPAC Sponsor Form of Organization	Corporation
SPAC Sponsor Business, General Character [Text Block]	The sole member and sole director of the sponsor is Xunlei Lu, our Chief Executive Officer and a director. Mr. Lu controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
Mr. Lu [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	1,437,500